Equity and Other Equity Items - Summary of Shareholder's Equity and Short-term and Long-term Debt (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Toyota Motor Corporation shareholder's equity	¥ 26,245,969	¥ 23,404,547
Short-term and long-term debt	¥ 26,496,358	¥ 25,659,635